Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 46,629	$ 43,979
Wealth Management Loans Portfolio Segment | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	4,597	3,450
Wealth Management Loans Portfolio Segment | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	125	111
Wealth Management Mortgages Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans	4,142	3,781
Wealth Management Loans and Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 8,864	$ 7,342